Loans - Changes in Allowances for Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at the beginning of period	$ 25,709	$ 25,759
Provision increase (decrease)	177	1,874
Recoveries of previous charge-offs	1,836	1,381
Charge-offs originated current year	0	0
Charge-offs originated 1 year past	(5)	(20)
Charge-offs originated 2 year past	(30)	0
Charge-offs originated 3 year past	(13)	(180)
Charge-offs originated 4 year past	(26)	(185)
Prior	(745)	(1,088)
Overdrafts and credit cards	(1,607)	(1,825)
Other	80	(7)
Allowances for expected credit losses at end of year	25,376	25,709
Commercial loans
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at the beginning of period	11,684	11,248
Provision increase (decrease)	1,228	887
Recoveries of previous charge-offs	0	0
Charge-offs originated current year	0	0
Charge-offs originated 1 year past	0	0
Charge-offs originated 2 year past	0	0
Charge-offs originated 3 year past	0	0
Charge-offs originated 4 year past	0	0
Prior	(551)	(427)
Overdrafts and credit cards	(18)	(24)
Other	14	0
Allowances for expected credit losses at end of year	12,357	11,684
Commercial real estate loans
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at the beginning of period	3,267	1,441
Provision increase (decrease)	(2,085)	2,214
Recoveries of previous charge-offs	0	0
Charge-offs originated current year	0	0
Charge-offs originated 1 year past	0	0
Charge-offs originated 2 year past	0	0
Charge-offs originated 3 year past	0	(180)
Charge-offs originated 4 year past	0	(180)
Prior	(84)	(28)
Overdrafts and credit cards	0	0
Other	0	0
Allowances for expected credit losses at end of year	1,098	3,267
Consumer loans
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at the beginning of period	3,254	3,096
Provision increase (decrease)	133	933
Recoveries of previous charge-offs	1,671	1,154
Charge-offs originated current year	0	0
Charge-offs originated 1 year past	(5)	(20)
Charge-offs originated 2 year past	0	0
Charge-offs originated 3 year past	(13)	0
Charge-offs originated 4 year past	(26)	(5)
Prior	(20)	(100)
Overdrafts and credit cards	(1,589)	(1,801)
Other	10	(3)
Allowances for expected credit losses at end of year	3,415	3,254
Residential mortgage loans
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at the beginning of period	7,504	9,974
Provision increase (decrease)	901	(2,160)
Recoveries of previous charge-offs	165	227
Charge-offs originated current year	0	0
Charge-offs originated 1 year past	0	0
Charge-offs originated 2 year past	(30)	0
Charge-offs originated 3 year past	0	0
Charge-offs originated 4 year past	0	0
Prior	(90)	(533)
Overdrafts and credit cards	0	0
Other	56	(4)
Allowances for expected credit losses at end of year	$ 8,506	$ 7,504